Note 8 - Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Accounts Payable, Accrued Liabilities, and Other Liabilities Disclosure, Current [Text Block]
8.	Accrued Liabilities

The amounts shown in the accompanying consolidated balance sheets are analyzed as follows:

	December 31,
	2012	2013
Interest on long-term debt	1,295,929	1,099,771
Administrative expenses	306,058	203,396
Vessel operating and voyage expenses	1,253,183	1,577,210
Total	2,855,170	2,880,377